TAXES ON INCOME (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets (liabilities):
Provision for doubtful accounts	$ 100	$ 47
Unrealized gains	140	174
Provisions for employee benefits	300	259
Inventory	1,114	957
Goodwill and intangible assets	$ 462	533
Property, plant and equipment		21
Provisions for employee benefits and other temporary differences	$ 36	26
Tax credits carryforward	693	558
Capital and state tax losses carryforward	3,449	3,574
Net operating losses carryforward	553	373
Other	204	296
Deferred tax assets, before valuation allowance	7,051	6,818
Valuation allowance	(3,449)	(3,574)	$ (3,306)	$ (1,823)
Deferred tax assets, net	3,602	3,244
Property, plant and equipment and intangible assets	(2,473)	(1,735)
Other temporary differences deferred tax liabilities	(501)	(630)
Deferred tax liabilities	(2,974)	(2,365)
Net	$ 628	$ 879